UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2013 – January 31, 2014

Item 1.  Schedule of Investments.

CARNE HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2014 (Unaudited)

	Security
Shares	Description			Value
Common Stock - 84.5%
Consumer Discretionary - 25.4%
3,117	AutoZone, Inc. (a)			$1,543,102
17,216	Bed Bath & Beyond, Inc. (a)			1,099,242
64,982	Best Buy Co., Inc.			1,529,676
24,375	Coach, Inc.			1,167,319
22,063	DIRECTV (a)			1,531,834
6,679	Discovery Communications, Inc., Class A (a)			532,851
75,475	GameStop Corp., Class A			2,646,908
49,398	Gannett Co., Inc.			1,359,927
32,648	International Game Technology			471,111
21,772	L Brands, Inc.			1,139,982
18,228	Ross Stores, Inc.			1,237,863
22,241	Scripps Networks Interactive, Inc., Class A			1,612,917
31,214	The Interpublic Group of Cos., Inc.			509,412
20,147	Time Warner, Inc.			1,265,836
15,855	Viacom, Inc., Class B			1,301,696
				18,949,676
Consumer Staples - 8.8%
38,457	Altria Group, Inc.			1,354,456
7,934	CVS Caremark Corp.			537,290
29,467	Dr. Pepper Snapple Group, Inc.			1,410,880
29,481	Lorillard, Inc.			1,451,055
6,451	Philip Morris International, Inc.			504,081
27,146	Reynolds American, Inc.			1,316,581
				6,574,343
Energy - 4.3%
31,348	HollyFrontier Corp.			1,451,413
20,447	Marathon Petroleum Corp.			1,779,911
				3,231,324
Financial - 3.9%
48,590	Leucadia National Corp.			1,327,965
41,054	The NASDAQ OMX Group, Inc.			1,566,210
				2,894,175
Healthcare - 8.4%
29,534	AbbVie, Inc.			1,453,959
20,641	Aetna, Inc.			1,410,399
23,149	DaVita, Inc. (a)			1,503,065
14,181	Humana, Inc.			1,379,811
5,880	WellPoint, Inc.			505,680
				6,252,914
Industrials - 18.1%
32,401	Allegion PLC (a)			1,598,989
9,148	CH Robinson Worldwide, Inc.			535,524
20,454	Emerson Electric Co.			1,348,737
6,727	Fluor Corp.			510,983
25,918	Joy Global, Inc.			1,368,211
13,970	L-3 Communications Holdings, Inc.			1,551,648
10,337	Lockheed Martin Corp.			1,559,957
13,826	Northrop Grumman Corp.			1,597,594
72,418	Pitney Bowes, Inc.			1,823,485
17,109	Raytheon Co.			1,626,553
				13,521,681
Information Technology - 13.7%
16,626	Accenture PLC, Class A			1,328,085
11,962	Activision Blizzard, Inc.			204,909
4,821	Apple, Inc.			2,413,393
44,495	CA, Inc.			1,427,400
62,589	Hewlett-Packard Co.			1,815,081
2,918	IBM Corp.			515,552
14,631	Microsoft Corp.			553,783
39,781	Oracle Corp.			1,467,919
13,436	Science Applications International Corp.			497,266
				10,223,388
Materials - 1.9%
6,262	CF Industries Holdings, Inc.			1,445,645
Total Common Stock
(Cost $50,716,908)				63,093,146
	Security	Strike	Exp.
Contracts	Description	Price	Date	Value
Purchased Options - 1.5%
Call Options Purchased - 0.2%
250	Volatility S&P 500 Index	$17.00	03/14	53,750
250	Volatility S&P 500 Index	17.00	04/14	63,000
Total Call Options Purchased
(Premiums Paid $74,645)				116,750

Put Options Purchased - 1.3%
100	S&P 500 Index	1,810.00	01/14	274,100
100	S&P 500 Index	1,785.00	01/14	24,100
50	S&P 500 Index	1,780.00	01/14	0
45	S&P 500 Index	1,775.00	02/14	63,000
150	S&P 500 Index	1,750.00	02/14	105,000
50	S&P 500 Index	1,820.00	02/14	218,200
50	S&P 500 Index	1,735.00	02/14	66,000
50	S&P 500 Index	1,705.00	02/14	44,000
50	S&P 500 Index	1,750.00	03/14	152,500
Total Put Options Purchased
(Premiums Paid $773,927)				946,900
Total Purchased Options
(Premiums Paid $848,572)				1,063,650
Total Investments in Securities - 86.0%
(Cost $51,565,480)*				$64,156,796
Written Options - (0.2)%
Call Options Written - (0.2)%
(28)	S&P 500 Index	1,825.00	01/14	0
(100)	S&P 500 Index	1,825.00	02/14	(48,000)
(100)	S&P 500 Index	1,880.00	03/14	(13,500)
(100)	S&P 500 Index	1,840.00	03/14	(80,000)
Total Call Options Written
(Premiums Received $(323,223))				(141,500)
Total Written Options - (0.2)%
(Premiums Received $(323,223))*				$(141,500)
Other Assets & Liabilities, Net – 14.2%				10,630,824
Net Assets – 100.0%				$74,646,120

PLC	Public Limited Company
(a)	All or a portion of these securities are pledged as collateral for written options.
(b)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$14,057,666
Gross Unrealized Depreciation	(1,284,627)
Net Unrealized Appreciation	$12,773,039

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of January 31, 2014.

Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$64,156,796	$(141,500)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$64,156,796	$(141,500)

**Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as written call options, which are valued at their market value at period end.

The Level 1 value displayed in the Investments in Securities column of  this table is Common Stock and Purchased Options. Refer to the Schedule of Investments for a further breakout of each security by industry.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	March 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	March 7, 2014

By:	/s/Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	March 7, 2014